Shareholder Report, Average Annual Return (Details) 190696_Baird Strategic Municipal Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares}	12 Months Ended	60 Months Ended	74 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSNSX
Average Annual Return, Percent	4.83%	2.06%	3.13%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	4.25%	0.80%	1.63%
Bloomberg 1-10 Year Municipal Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Municipal Blend Index
Average Annual Return, Percent	5.14%	1.21%	1.78%